Schedule of earnings (loss) and weighted average numbers of ordinary shares (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Notes and other explanatory information [abstract]
Loss for the year / period attributable to equity owners	$ (24,355)	$ (22,054)	$ (7,571)
Weighted average number of shares in issue (‘000s)	24,672	20,722	16,306
Basic earnings/(loss) per share (dollars)	$ (0.99)	$ (1.06)	$ (0.49)
Diluted earnings/(loss) per share (dollars)	$ (0.99)	$ (1.06)	$ (0.49)